ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST    Two World Trade Center, New York, New
York 10048

LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets California Tax-Free Trust for the six-month period ended December 31, 1997.

The second half of 1997 was largely uneventful for the tax-free money market. Short-term municipal interest rates had adjusted upward earlier in the year in response to the Federal Reserve Board's modest tightening of monetary policy late in the first quarter. For the balance of the year seasonal changes in tax-free money fund cash flows became the primary determinant of interest rate movements. Continuing economic growth left most municipal governments with improving budgetary balances and kept credit quality concerns to a minimum. The Asian crisis late in the year had little impact on the municipal money market because most tax-free money funds had already significantly reduced or eliminated their exposure to Asian bank liquidity facilities.

Yields for one-year maturities were confined to a narrow range during the final six months of 1997. The Bond Buyer One-Year Note Index, which tracks the movement of longer-term municipal money market yields, registered a net decline of seven basis points from 3.85 percent at the end of June to 3.78 percent at the end of December. For the year as a whole, however, one-year yields ended 27 basis points higher reflecting the Fed's quarter-point step toward higher interest rates.

The ratio of the One-Year Note Index to the yield for one-year U.S. Treasury bills was 68 percent at year end, unchanged from the end of June but up from 64 percent at the end of 1996. The rising ratio means that yields in this sector of the municipal market became more attractive in relation to Treasuries with comparable maturities.

At the short end of the tax-free money market maturity range, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were driven primarily by changing cash flows and fluctuated more widely than yields for longer maturities. The highest yields for weekly VRDOs during the second half of 1997 were recorded at the end of each quarter, with a peak of 4.15 percent in late December. The second-half low yield of 3.35 percent was set in August when cash inflows were strong.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO MANAGEMENT AND PERFORMANCE

The Trust's annualized net investment income for the six-month period under review was 2.86 percent, and its 30-day annualized yield for December was 2.97 percent.

The Trust's net assets totaled $550.6 million with 63 percent of the Trust's portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities held by the portfolio, comprised 30 percent and 7 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments. During the period under review, the Trust had no exposure to Asian bank letters of credit or liquidity facilities.

Seasonal purchases of new one-year tax and revenue anticipation notes (TRANs) brought the Trust's weighted average maturity out to 56 days in early July. However, the Trust's maturity extension was more limited than in some previous years because attractive yields were available for shorter maturities and new one-year financings were aggressively priced. The Trust's weighted average maturity shortened again during August and September and then stayed in a moderate range of approximately 40 to 50 days for the balance of 1997. At the end of December, the Trust's weighted average maturity was 42 days.

LOOKING FORWARD

No change appears imminent in Federal Reserve Board monetary policy. The rate of inflation remains low and the potential drag that the Asian crisis might place on the U.S. economy should keep price pressures from heating up. In the absence of external forces on interest rates, the tax-free money market yield curve should remain relatively flat except during periods of heavy cash flows. The weighted average maturity of the Trust's portfolio is thus expected to be maintained in its current moderate range of 35 to 55 days.

We appreciate your support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON      DEMAND
THOUSANDS                                                                                 RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
               (62.5%)
 $ 5,000      Alameda-Contra Costa Schools Financing Authority, Capital Improvements
               Ser B COPs.............................................................     3.90%     01/08/98     $  5,000,000
   8,200      Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)......................     3.40      01/08/98        8,200,000
  11,970      California Alternative Energy Financing Authority, General Electric
              Capital Corp-Arroyo Energy Ser 1993 B (AMT).............................     3.40      01/08/98       11,970,000
              California Educational Facilities Authority,
  10,000      California Institute of Technology Ser 1994.............................     3.85      01/08/98       10,000,000
   5,775      Stanford University Ser L-2.............................................     3.45      01/08/98        5,775,000
   2,000      University of Southern California Refg Ser 1996.........................     4.35      10/01/98        2,007,117
              California Health Facilities Financing Authority,
   5,000      Catholic HealthCare West 1997 Ser C (MBIA)..............................     3.35      01/08/98        5,000,000
   2,500      Catholic HealthCare West 1988 Ser A (MBIA)..............................     3.90      01/08/98        2,500,000
   6,900      Kaiser Permanente Ser 1993 A............................................     3.45      01/08/98        6,900,000
  14,000      Memorial Health Services Ser 1994.......................................     3.35      01/08/98       14,000,000
   9,700      St Francis Medical Center 1995 Ser E (MBIA).............................     3.65      01/08/98        9,700,000
   5,050      St Joseph Health System Ser 1985 A......................................     4.90      01/02/98        5,050,000
   2,800      Sutter Health Ser 1990 A................................................     5.00      01/02/98        2,800,000
   5,000      California Housing Finance Agency, Multi-family III 1997 Ser B (AMT)....     3.65      01/08/98        5,000,000
              California Pollution Control Financing Authority,
   5,040      Chevron USA Ser 1983....................................................     3.85      11/16/98        5,046,185
   7,325      Chevron USA Ser 1984 B..................................................     3.90      06/15/98        7,330,097
  15,500      Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A.......................     4.75      01/02/98       15,500,000
   6,300      Shell Oil Co 1991 Ser B.................................................     4.90      01/02/98        6,300,000
   8,000      Shell Oil Co 1996 Ser A (AMT)...........................................     4.85      01/02/98        8,000,000
   4,300      Stanislaus Inc Ser 1987 (AMT)...........................................     5.05      01/02/98        4,300,000
  16,500      California Public Capital Improvements Financing Authority, Pooled Ser
               1988 C.................................................................     3.75      03/15/98       16,500,000
              California Statewide Communities Development Authority,
   6,639      House Ear Institute 1993 Ser A COPs.....................................     4.75      01/02/98        6,639,000
   5,000      John Muir/Mt Diablo Health System Ser 1997 COPs (AMBAC).................     4.85      01/02/98        5,000,000
   9,000      Kaiser Permanente Ser 1995 COPs.........................................     3.45      01/08/98        9,000,000
   6,100      St Joseph Health System COPs............................................     3.30      01/08/98        6,100,000
   2,200      Chula Vista, San Diego Gas & Electric Co Ser 1996 B (AMT)...............     4.30      01/02/98        2,200,000
  16,000      Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1995 C...     3.35      01/08/98       16,000,000
              Los Angeles, Multi-Family
   7,800      1985 Ser K..............................................................     3.85      01/08/98        7,800,000
   3,600      1994 Ser A (AMT)........................................................     4.10      01/02/98        3,600,000
   7,905      Los Angeles County Metropolitan Transportation Authority, Prop C Sales
               Tax Refg Ser 1993 A (MBIA).............................................     3.85      01/08/98        7,905,000
   8,000      M-S -R Public Power Agency, San Juan Ser 1997 D (MBIA)..................     3.85      01/08/98        8,000,000
  16,000      Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 & 1996 B....     5.00      01/02/98       16,000,000
  10,595      Northern California Public Power Agency, Geothermal No 3 1996 Ser A
               (AMBAC)................................................................     3.35      01/08/98       10,595,000
              Redlands,
   3,900      Orange Village Apts 1988 Ser A (AMT)....................................     3.40      01/08/98        3,900,000
   3,585      1993 Water Treatment Facilities COPs (FGIC).............................     3.40      01/08/98        3,585,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON      DEMAND
THOUSANDS                                                                                 RATE+       DATE*          VALUE
------------------------------------------------------------------------------------------------------------------------------
 $ 8,000      Sacramento County, Administration Center & Courthouse Ser 1990 COPs.....     3.80%     01/08/98     $  8,000,000
   4,000      San Bernardino County, 1996 County Center Refinancing COPs..............     3.40      01/08/98        4,000,000
   4,000      San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)....................     3.60      01/08/98        4,000,000
   7,200      San Jose Redevelopment Agency, Merged Area Ser 1996 B...................     3.40      01/08/98        7,200,000
   2,000      San Jose-Santa Clara Clean Water Financing Authority,
              Sewer Ser 1995 B (FGIC).................................................     3.35      01/08/98        2,000,000
   4,200      Santa Clara, Electric Ser 1985 B........................................     3.40      01/08/98        4,200,000
   6,800      Santa Clara County-El Camino Hospital District Facilities Authority,
               Valley Medical Center 1985 Ser A.......................................     3.50      01/08/98        6,800,000
  10,000      Santa Clara County Financing Authority, Valley Medical Center 1994 Ser
               B......................................................................     3.35      01/08/98       10,000,000
  17,800      Southern California Public Power Authority, Transmission 1991 Refg Ser
               (AMBAC) & 1996 Refg Ser B (FSA)........................................     3.35      01/08/98       17,800,000
   6,790      Turlock, Irrigation District Ser 1988 A.................................     3.50      01/08/98        6,790,000
  10,000      West Basin Municipal Water District, Ser 1997 B COPs....................     3.30      01/08/98       10,000,000
                                                                                                                  ------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (Amortized Cost $343,992,399)..................................................................      343,992,399
                                                                                                                  ------------

                                                                                                       YIELD TO
                                                                                                       MATURITY
                                                                            COUPON      MATURITY      ON DATE OF
                                                                             RATE         DATE         PURCHASE
                                                                            -------     ---------     ----------
              CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (29.7%)
              California,
   5,000       Ser 1996.................................................      3.50%      02/05/98        3.50%          5,000,000
   5,000       Ser 1996.................................................      3.65       03/12/98        3.65           5,000,000
              California Pollution Control Financing Authority,
   4,000       Pacific Gas & Electric Co Ser 1996 E.....................      3.60       03/05/98        3.60           4,000,000
   4,500       Southern California Edison Co Ser 1985 A.................      3.60       02/19/98        3.60           4,500,000
   3,000       Southern California Edison Co Ser 1985 A.................      3.60       02/25/98        3.60           3,000,000
   4,600       Southern California Edison Co Ser 1985 A.................      3.60       04/09/98        3.60           4,600,000
   2,000       Southern California Edison Co Ser 1985 B.................      3.70       02/17/98        3.70           2,000,000
   5,000       Thermal Energy Development Partnership Ser A (AMT).......      3.65       02/24/98        3.65           5,000,000
   5,000      Chula Vista, San Diego Gas & Electric Co Ser 1992 C
               (AMT)....................................................      3.70       03/10/98        3.70           5,000,000
   6,300      Contra Costa Water District, Ser A........................      3.55       02/26/98        3.55           6,300,000
              Los Angeles,
   8,600       Wastewater Ser 1997......................................      3.75       02/10/98        3.75           8,600,000
   5,000       Wastewater Ser 1997......................................      3.70       03/06/98        3.70           5,000,000
   8,000       Wastewater Ser 1997......................................      3.70       04/07/98        3.70           8,000,000
   4,000      Los Angeles County Metropolitan Transportation Authority,
              Sales Tax Ser A...........................................      3.70       03/09/98        3.70           4,000,000
              Metropolitan Water District of Southern California,
  10,000       Ser 1996 B...............................................      3.55       02/06/98        3.55          10,000,000
   4,500       Ser 1996 B...............................................      3.70       02/12/98        3.70           4,500,000
   5,000       Ser 1996 B...............................................      3.65       04/06/98        3.65           5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                       YIELD TO
PRINCIPAL                                                                                              MATURITY
AMOUNT IN                                                                   COUPON      MATURITY      ON DATE OF
THOUSANDS                                                                    RATE         DATE         PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Sacramento Municipal Utility District,
 $ 4,000       Ser I....................................................      3.45%      02/11/98        3.45%       $  4,000,000
   5,000       Ser I....................................................      3.65       02/17/98        3.65           5,000,000
   6,700      San Diego, Gas & Electric Co Ser 1995 B...................      3.60       01/14/98        3.60           6,700,000
   4,700      San Diego County Water Authority, Ser #1..................      3.65       02/13/98        3.65           4,700,000
              San Francisco Airport Commission,
   5,065       San Francisco International Airport Ser 1997 A (AMT).....      3.70       02/11/98        3.70           5,065,000
   3,035       San Francisco International Airport Ser 1997 A (AMT).....      3.65       02/12/98        3.65           3,035,000
   5,000       San Francisco International Airport Ser 1997 A (AMT).....      3.70       03/19/98        3.70           5,000,000
              San Joaquin County Transportation Authority,
   5,000       Sales Tax Ser 1997.......................................      3.60       02/09/98        3.60           5,000,000
   5,000       Sales Tax Ser 1997.......................................      3.60       02/24/98        3.60           5,000,000
              University of California Regents,
   4,000       Ser A....................................................      3.60       01/28/98        3.60           4,000,000
   5,000       Ser A....................................................      3.65       02/18/98        3.65           5,000,000
   4,000       Ser A....................................................      3.65       02/25/98        3.65           4,000,000
   6,500       Ser A....................................................      3.65       04/23/98        3.65           6,500,000
              Puerto Rico Government Development Bank,
   5,000       Ser 1996.................................................      3.65       01/22/98        3.65           5,000,000
   6,000       Ser 1996.................................................      3.65       02/10/98        3.65           6,000,000
                                                                                                                     ------------

              TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
              (Amortized Cost $163,500,000).....................................................................      163,500,000
                                                                                                                     ------------

              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (7.3%)
   5,000      California, 1997 RANs, dtd 09/09/97.......................      4.50       06/30/98        3.85           5,015,520
  13,000      San Bernadino County, Ser 1997-98 Ser A TRANs, dtd
               07/01/97.................................................      4.50       06/30/98        3.85          13,040,115
   6,000      San Mateo County, Ser 1997-98 TRANs, dtd 07/01/97.........      4.50       07/01/98        3.80           6,020,053
  16,000      Ventura County, Ser 1997 TRANs, dtd 07/01/97..............      4.50       07/01/98        3.84          16,050,757
                                                                                                                     ------------

              TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
              (Amortized Cost $40,126,445)......................................................................       40,126,445
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS (Amortized Cost $547,618,844) (a)........................................  99.5%     $547,618,844

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................   0.5         2,931,420
                                                                                                            ---      ------------

              NET ASSETS................................................................................. 100.0%     $550,550,264
                                                                                                          =====      ============


---------------------

    AMT       Alternative Minimum Tax.
   COPs       Certificates of Participation.
   RANs       Revenue Anticipation Notes.
   TRANs      Tax and Revenue Anticipation Notes.
     +        Rate shown is rate in effect at December 31, 1997.
     *        Date on which the principal amount can be recovered through demand.
    (a)       Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   AMBAC      AMBAC Indemnity Corporation.
   FGIC       Financial Guaranty Insurance Company.
   MBIA       Municipal Bond Investors Assurance Corporation.
    FSA       Financial Security Assurance Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $547,618,844)........................................    $547,618,844
Cash..................................................................         242,709
Interest receivable...................................................       3,045,125
Prepaid expenses......................................................          37,927
                                                                          ------------

   TOTAL ASSETS.......................................................     550,944,605
                                                                          ------------

LIABILITIES:
Payable for:
   Investment management fee..........................................         250,272
   Plan of distribution fee...........................................          50,910
   Shares of beneficial interest repurchased..........................           1,637
Accrued expenses......................................................          91,522
                                                                          ------------

   TOTAL LIABILITIES..................................................         394,341
                                                                          ------------

   NET ASSETS.........................................................    $550,550,264
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $550,552,384
Accumulated undistributed net investment income.......................             290
Accumulated net realized loss.........................................          (2,410)
                                                                          ------------

   NET ASSETS.........................................................    $550,550,264
                                                                          ============

NET ASSET VALUE PER SHARE,
 550,552,384 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................           $1.00
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1997 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.........................................................    $9,211,347
                                                                            ----------

EXPENSES:
Investment management fee...............................................     1,302,390
Plan of distribution fee................................................       262,546
Registration fees.......................................................        40,931
Transfer agent fees and expenses........................................        40,521
Professional fees.......................................................        28,653
Shareholder reports and notices.........................................        17,708
Custodian fees..........................................................        13,283
Trustees' fees and expenses.............................................         8,714
Other...................................................................         4,063
                                                                            ----------

    TOTAL EXPENSES......................................................     1,718,809
Less: expense offset....................................................       (13,231)
                                                                            ----------

    NET EXPENSES........................................................     1,705,578
                                                                            ----------

NET INVESTMENT INCOME AND NET INCREASE..................................    $7,505,769
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                               FOR THE YEAR
                                                            FOR THE SIX           ENDED
                                                           MONTHS ENDED          JUNE 30,
                                                         DECEMBER 31, 1997         1997
-------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................      $   7,505,769       $ 11,980,607
Net realized gain....................................          --                     9,454
                                                             -----------        -----------

    NET INCREASE.....................................          7,505,769         11,990,061

Dividends from net investment income.................         (7,505,665)       (11,980,506)
Net increase from transactions in shares of
 beneficial interest.................................        119,167,708         47,154,733
                                                             -----------        -----------

    NET INCREASE.....................................        119,167,812         47,164,288

NET ASSETS:
Beginning of period..................................        431,382,452        384,218,164
                                                             -----------        -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $290 and $186, respectively).....................      $ 550,550,264       $431,382,452
                                                             ===========        ===========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

$1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the six months ended December 31, 1997, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1997 aggregated $652,197,194 and $553,910,000, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,072. At December 31, 1997, the Trust had an accrued pension liability of $35,942 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:




                                                                                          FOR THE SIX          FOR THE YEAR
                                                                                          MONTHS ENDED            ENDED
                                                                                       DECEMBER 31, 1997      JUNE 30, 1997
                                                                                       ------------------     --------------
                                                                                          (unaudited)
Shares sold........................................................................        945,631,453         1,641,164,284
Shares issued in reinvestment of dividends.........................................          7,505,665            11,980,506
                                                                                       ---------------        --------------
                                                                                           953,137,118         1,653,144,790
Shares repurchased.................................................................       (833,969,410)       (1,605,990,057)
                                                                                       ---------------        --------------
Net increase in shares outstanding.................................................        119,167,708            47,154,733
                                                                                       ===============        ==============

6. FEDERAL INCOME TAX STATUS

At June 30, 1997, the Trust had a capital loss carryover of approximately $2,400 of which $1,500 will be available through June 30, 2002 and $900 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                 FOR THE YEAR ENDED JUNE 30
                                                        MONTHS ENDED          -----------------------------------------
                                                      DECEMBER 31, 1997             1997                    1996
-----------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............        $    1.00               $        1.00           $        1.00
                                                             ------                      ------                  ------
Net investment income.............................            0.014                       0.028                   0.028
Less dividends from net investment income.........           (0.014)                     (0.028)                 (0.028)
                                                             ------                      ------                  ------
Net asset value, end of period....................        $    1.00               $        1.00           $        1.00
                                                             ======                      ======                  ======
TOTAL INVESTMENT RETURN+..........................             1.45%(1)                    2.83%                   2.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................             0.65%(2)                    0.66%(3)                0.67%
Net investment income.............................             2.86%(2)                    2.78%                   2.79%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........         $550,550                    $431,382                $384,218




                                                              1995                   1994                     1993
-----------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............      $        1.00           $        1.00           $        1.00
                                                               ------                  ------                  ------

Net investment income.............................              0.029                   0.018                   0.018

Less dividends from net investment income.........             (0.029)                 (0.018)                 (0.018)
                                                               ------                  ------                  ------

Net asset value, end of period....................      $        1.00           $        1.00           $        1.00
                                                               ======                  ======                  ======

TOTAL INVESTMENT RETURN+..........................               2.89%                   1.78%                   1.84%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................               0.67%                   0.68%                   0.71%

Net investment income.............................               2.86%                   1.77%                   1.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........           $313,566                $288,506                $202,149


---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

Trustees
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
-----------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



---------------
ACTIVE
---------------
ASSETS(R)
---------------
ACCOUNT
---------------


Active Assets
California
Tax-Free Trust


Semiannual Report
December 31, 1997